Long-Term Notes Payable, Net (Details Narrative) 10K - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Interest expense on notes payable	$ 69	$ 222	$ 112,450	$ 681,335
Accrued interest			$ 0	657,092
Percentage of difference subsequent to conversion of fair value of notes			10.00%
Discount on notes payable				4,592	$ 65,173
Interest expense, amortization of discount			$ 4,592	$ 60,581